Share Capital, Dividends and Subsequent Events (Details) - MXN ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Jul. 20, 2026	Mar. 17, 2026	Jan. 02, 2026	Jun. 30, 2026	Jun. 30, 2025
Share Capital, Dividends and Subsequent Events [Line Items]
Ordinary shares outstanding				37,243,920
Issued and delivered of common stock				2,241,133
Increases of outstanding shares				39,485,053
Capital stock				$ 321,312
Increases of capital stock				928,580
Dividend payables		$ 389		$ 400,000
Dividend per share				$ 5.37
Treasury shares		72,626		72,626
Separate declarations of dividends payable				$ 200,000
Dividends paid				$ 398,130	$ 449,125
Ordinary shares [member]
Share Capital, Dividends and Subsequent Events [Line Items]
Issued and delivered of common stock			2,241,133
Subsequent [Member]
Share Capital, Dividends and Subsequent Events [Line Items]
Dividend payables	$ 250,000
Dividend per share	$ 6.33